Borrowings and lease liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of borrowing costs [Abstract]
Borrowings and lease liabilities	Borrowings and lease liabilities
AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Jun	Jun	Dec
	2023	2022	2022
	Unaudited	Unaudited	Audited
US Dollar million			Restated (1)

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	1,983	1,909	1,909
Proceeds from borrowings	8	202	266
Repayment of borrowings	(74)	(96)	(184)
Finance costs paid on borrowings	(49)	(43)	(89)
Interest charged to the income statement	51	48	97
Deferred loan fees	(2)	(9)	(8)
Translation	(4)	(6)	(8)
Closing balance	1,913	2,005	1,983

Borrowings
Non-current	1,896	1,953	1,965
Current	17	52	18
	1,913	2,005	1,983

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	49	43	89
Capitalised finance cost	—	(1)	(2)
Commitment fees, environmental guarantees fees and other	7	7	12
Total finance costs paid	56	49	99

Reconciliation of lease liabilities

Opening balance	186	185	185
Lease liabilities recognised	37	75	90
Repayment of lease liabilities	(44)	(40)	(82)
Finance costs paid on lease liabilities	(5)	(5)	(10)
Interest charged to the income statement	5	5	11
Change in estimate	(1)	(3)	(7)
Translation	—	(3)	(1)
Closing balance	178	214	186

Lease liabilities
Non-current	106	138	115
Current	72	76	71
	178	214	186

(1) Comparative periods have been retrospectively restated. Refer to note 1.1.